Employee Leasing and Overhead Allocation Agreement (Details) - USD ($)			7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2013	Jun. 11, 2013	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Total operating expenses			$ 782,952	$ 8,805,598	$ 6,472,111	$ 8,315,662
General and administrative expense			458,473	3,784,272	3,196,120	4,095,324
Research and development expense			324,479	4,414,162	3,275,991	4,220,338
Napo
Number of shares issued		2,666,666
General and administrative expense						459,432
Research and development expense						115,056
Service Agreement
Research and development expense			86,292	$ 28,764
Service Agreement | Napo
Number of shares issued	2,666,666
Due to parent			71,811
General and administrative expense			$ 344,574		$ 114,858	114,858
Research and development expense						$ 28,764
Service Agreement | Napo | Monthly
Executive compensation expense per month	$ 38,938
Employee services expense per month	26,873
Overhead costs per month	6,000
Total operating expenses	$ 71,811